Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized			11,000
Preferred stock, shares issued			5,043
Preferred stock, shares outstanding			5,043
Preferred stock, redemption value			$ 5,116
Preferred stock, liquidation preference value			$ 5,116
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	12,000,000,000	12,000,000,000	12,000,000,000
Common stock, shares issued	214,600,860	14,267,383	874,746
Common stock, shares outstanding	214,600,860	14,267,383	874,746
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	8,000,000	8,000,000
Series C-1 Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	11,000	11,000
Preferred stock, shares issued	7,081	5,792	5,043
Preferred stock, shares outstanding	7,081	5,792	5,043
Series C-2 Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	22,000	22,000	22,000
Preferred stock, shares issued	0	500
Preferred stock, shares outstanding	0	500
Series D-1 Convertible Preferred Stock [Member]
Preferred stock, par value			$ 0.0001
Preferred stock, shares authorized		5,134	5,134
Preferred stock, shares issued		4,615	0
Preferred stock, shares outstanding		4,615	0
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,134	5,134
Preferred stock, shares issued	0	4,615
Preferred stock, shares outstanding	0	4,615
Series F Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	3,250	0
Preferred stock, shares outstanding	3,250	0